Net finance costs (Tables)	12 Months Ended
Sep. 30, 2025
Net finance costs
Schedule of detailed information about net finance cost

	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2025	2024	2023
Interest expense from:
Unsecured loan	$—	$—	$503,251
Accretion cost – accrued royalties liability	168,874	180,965	170,373
Lease obligations	78,909	70,351	37,786
CEBA term loan	—	—	8,281
Other	6,930	694	3,857
Total interest expense	254,713	252,010	723,548
Interest income	(81,838)	(55,687)	(55,514)
Gain on debt settlement	500	—	—
Net finance costs	$173,375	$196,323	$668,034